Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

NOTE 16: SUBSEQUENT EVENTS

1.	On September 3, 2021, the Company issued a notice of redemption with respect to an aggregate principal amount of $20,000 of its 2022 Senior Secured Notes. Please see also Note 6.
2.	On August 26, 2021, Navios Partners announced a definitive transaction agreement providing for a combination of Navios Partners and Navios Acquisition. Please see also Note 14.
3.	In July 2021, the Company completed the sale of the Navios Azimuth to Navios Partners. Please see also Note 4.
4.	In July 2021, the Company completed the redemption of an aggregate principal of $100,000 of the 2022 Senior Secured Notes through the sale of the Navios Azimuth and the borrowing of $75,264 from an affiliate company of NSM. Please see also Notes 6 and 9.